Note 21 - Subsequent Event	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Subsequent Events [Text Block]
21.	SUBSEQUENT EVENT

On March 14, 2022, the Company received the Proposal Letter for acquiring all of the outstanding shares (including ADS) for a purchase price of $5.50 per ADS in cash. A special committee composed of two of its independent directors was formed accordingly to evaluate and consider such proposal or any other transactions with the assistance of independent financial and legal advisors retained by the special committee. The special committee has yet to make any recommendation as of the date of issuance of these consolidated financial statements. The Company cautions that the Board has just received the Proposal Letter and has not made any decisions with respect to the Proposal Letter and the Proposed Transaction. There can be no assurance that any definitive offer to the Company will be made, that any definitive agreement relating to the Proposal Letter will be entered, or that the Proposed Transaction or any other similar transaction will be approved or consummated. The Company does not undertake any obligation to provide any updates with respect to this or any other transaction, except as required under applicable law.